Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,751,756.99
Total Fee Amount	932.41
Total Offset Amount	0.00
Net Fee	$ 932.41
Offering Table N/A
Offset Table N/A	N/A